Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets, net
Schedule of intangible assets, net

	As of December 31
	2021	2022
	RMB	RMB
Finite‑lived intangible assets
Non‑compete agreements	7,183,773	7,183,773
Trademarks, patents, software and others	5,268,168	5,413,444
Customer lists	1,553,507	1,563,680
Driver lists	296,332	301,641
Total	14,301,780	14,462,538
Less: accumulated amortization	(11,182,929)	(12,846,495)
Less: accumulated impairment loss	(287,270)	(346,466)
Net book value	2,831,581	1,269,577
Indefinite‑lived intangible assets
Online payment license	398,085	398,085
Others	56,479	56,479
Total	454,564	454,564
Finite and indefinite‑lived intangible assets	3,286,145	1,724,141

Schedule of amortization expenses related to intangible assets for future periods

Amortization Expenses
RMB
2023	1,000,676
2024	133,845
2025	54,985
2026	38,321
Thereafter	41,750
Total expected amortization expenses	1,269,577